Pay vs Performance Disclosure - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table
Year(a)	Summary Compensation Table Total for PEO(b)	Compensation Actually Paid to PEO(c)	Average Summary Compensation Table Total for Non-PEO NEOs(d)	Average Compensation Actually Paid to Non-PEO NEOs(e)	Value of Initial Fixed $100 Investment Based On Total Shareholder Return(f)	Net Loss (thousands)(g)
2025	$1,877,810	$4,426,030	$975,724	$1,963,473	$159.75	$(26,863)
2024	$1,189,773	$1,333,403	$697,129	$734,057	$44.07	$(30,881)
2023	$1,752,638	$801,284	$855,814	$536,561	$44.92	$(37,340)

(a)
Dr. Stergiou served as our Principal Executive Officer (“PEO”) in all years presented. For 2024, Mr. Burns and Dr. Cicic served as our other NEOs. For 2023, our General Counsel at the time and Mr. Burns served as our other NEOs.

(b)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Dr. Stergiou (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.

(c)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Stergiou. The amounts are computed in accordance with SEC rules by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Stergiou during the applicable year.

Year	Reported Summary Comp Table Total for PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to PEO
2025	$1,877,810	$(804,802)	$3,353,022	$4,426,030
2024	$1,189,773	$(195,388)	$339,018	$1,333,403
2023	$1,752,638	$(848,395)	$(102,959)	$801,284

(1)
The dollar amounts reported are the total value of equity awards for Dr. Stergiou for each corresponding year in the “Option Awards” and “Stock Awards” columns of the Summary Compensation Table.

(2)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$2,083,854	$709,059	$462,225	$97,884	$3,353,022
2024	$343,659	$(27,979)	$44,918	$(21,580)	$339,018
2023	$238,628	$(315,187)	$15,660	$(42,060)	$(102,959)

(d)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation table.

(e)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Company’s non-PEO NEOs, as computed in accordance with SEC rules by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table using the same methodology described above in Note (c)2. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s non-PEO NEOs during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(1)	Average Equity Award Adjustments(2)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$975,724	$(329,061)	$1,316,810	$1,963,473
2024	$697,129	$(57,000)	$93,928	$734,057
2023	$855,814	$(300,075)	$(19,178)	$536,561

(1)
The dollar amounts reported are the total value of equity awards for the non-PEO NEOs for each corresponding year in the “Option Awards” and “Stock Awards” columns of the Summary Compensation Table.

(2)
The amounts added (or deducted, if applicable) in calculating the total average equity award adjustments in each applicable year are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2025	$915,860	$208,374	$164,325	$28,251	$1,316,810
2024	$100,344	$(7,840)	$7,751	$(6,327)	$93,928
2023	$69,008	$(82,509)	$5,400	$(11,077)	$(19,178)

(f)
Cumulative Total Shareholder Return (“TSR”) measures the cumulative value of $100 invested on the last trading day before the earliest fiscal year in the table, or December 31, 2022, including the reinvestment of dividends, through and including the end of the applicable fiscal year for which TSR is calculated, or December 31, 2023, 2024, and 2025. We did not pay dividends in the periods presented.

(g)
The dollar amounts reported represent the amount of net loss reflected in the Company’s audited financial statements for the applicable year.

Named Executive Officers, Footnote
(a)
Dr. Stergiou served as our Principal Executive Officer (“PEO”) in all years presented. For 2024, Mr. Burns and Dr. Cicic served as our other NEOs. For 2023, our General Counsel at the time and Mr. Burns served as our other NEOs.

PEO Total Compensation Amount	$ 1,877,810	$ 1,189,773	$ 1,752,638
PEO Actually Paid Compensation Amount	$ 4,426,030	1,333,403	801,284
Adjustment To PEO Compensation, Footnote
(b)
The dollar amounts reported in column (b) represent the amount of total compensation reported for Dr. Stergiou (our PEO) for each corresponding year in the “Total” column of the Summary Compensation Table.

(c)
The dollar amounts reported in column (c) represent the amount of “compensation actually paid” to Dr. Stergiou. The amounts are computed in accordance with SEC rules by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table (pursuant to SEC rules, fair value at each measurement date is computed in a manner consistent with the fair value methodology used to account for share-based payments in our financial statements under GAAP). The dollar amounts do not reflect the actual amount of compensation earned by or paid to Dr. Stergiou during the applicable year.

Year	Reported Summary Comp Table Total for PEO	Reported Value of Equity Awards(1)	Equity Award Adjustments(2)	Compensation Actually Paid to PEO
2025	$1,877,810	$(804,802)	$3,353,022	$4,426,030
2024	$1,189,773	$(195,388)	$339,018	$1,333,403
2023	$1,752,638	$(848,395)	$(102,959)	$801,284
(1)
The dollar amounts reported are the total value of equity awards for Dr. Stergiou for each corresponding year in the “Option Awards” and “Stock Awards” columns of the Summary Compensation Table.

(2)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$2,083,854	$709,059	$462,225	$97,884	$3,353,022
2024	$343,659	$(27,979)	$44,918	$(21,580)	$339,018
2023	$238,628	$(315,187)	$15,660	$(42,060)	$(102,959)

Non-PEO NEO Average Total Compensation Amount	$ 975,724	697,129	855,814
Non-PEO NEO Average Compensation Actually Paid Amount	$ 1,963,473	734,057	536,561
Adjustment to Non-PEO NEO Compensation Footnote
(d)
The dollar amounts reported in column (d) represent the average of the amounts reported for the Company’s non-PEO NEOs for each corresponding year in the “Total” column of the Summary Compensation table.

(e)
The dollar amounts reported in column (e) represent the average amount of “compensation actually paid” to the Company’s non-PEO NEOs, as computed in accordance with SEC rules by deducting and adding the following amounts from the “Total” column of the Summary Compensation Table using the same methodology described above in Note (c)2. The dollar amounts do not reflect the actual average amount of compensation earned by or paid to the Company’s non-PEO NEOs during the applicable year.

Year	Average Reported Summary Compensation Table Total for Non-PEO NEOs	Average Reported Value of Equity Awards(1)	Average Equity Award Adjustments(2)	Average Compensation Actually Paid to Non-PEO NEOs
2025	$975,724	$(329,061)	$1,316,810	$1,963,473
2024	$697,129	$(57,000)	$93,928	$734,057
2023	$855,814	$(300,075)	$(19,178)	$536,561

(1)
The dollar amounts reported are the total value of equity awards for the non-PEO NEOs for each corresponding year in the “Option Awards” and “Stock Awards” columns of the Summary Compensation Table.

(2)
The amounts added (or deducted, if applicable) in calculating the total average equity award adjustments in each applicable year are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2025	$915,860	$208,374	$164,325	$28,251	$1,316,810
2024	$100,344	$(7,840)	$7,751	$(6,327)	$93,928
2023	$69,008	$(82,509)	$5,400	$(11,077)	$(19,178)

Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Total Shareholder Return Amount	$ 159.75	44.07	44.92
Net Income (Loss)	$ (26,863,000)	(30,881,000)	(37,340,000)
PEO Name	Dr. Stergiou
Equity Awards Adjustments, Footnote
(2)
The amounts deducted or added in calculating the equity award adjustments are as follows:

Year	Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Equity Award Adjustments
2025	$2,083,854	$709,059	$462,225	$97,884	$3,353,022
2024	$343,659	$(27,979)	$44,918	$(21,580)	$339,018
2023	$238,628	$(315,187)	$15,660	$(42,060)	$(102,959)
(2)
The amounts added (or deducted, if applicable) in calculating the total average equity award adjustments in each applicable year are as follows:

Year	Average Year End Fair Value of Outstanding and Unvested Equity Awards Granted in the Year	Year over Year Average Change in Fair Value of Outstanding and Unvested Equity Awards Granted in Prior Years	Fair Value as of Vesting Date of Equity Awards Granted and Vested in the Year	Year over Year Average Change in Fair Value of Equity Awards Granted in Prior Years that Vested in the Year	Total Average Equity Award Adjustments
2025	$915,860	$208,374	$164,325	$28,251	$1,316,810
2024	$100,344	$(7,840)	$7,751	$(6,327)	$93,928
2023	$69,008	$(82,509)	$5,400	$(11,077)	$(19,178)

PEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ (804,802)	(195,388)	(848,395)
PEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	3,353,022	339,018	(102,959)
PEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	2,083,854	343,659	238,628
PEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	709,059	(27,979)	(315,187)
PEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	462,225	44,918	15,660
PEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	97,884	(21,580)	(42,060)
Non-PEO NEO | Aggregate Grant Date Fair Value of Equity Award Amounts Reported in Summary Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	(329,061)	(57,000)	(300,075)
Non-PEO NEO | Equity Awards Adjustments, Excluding Value Reported in Compensation Table
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	1,316,810	93,928	(19,178)
Non-PEO NEO | Year-end Fair Value of Equity Awards Granted in Covered Year that are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	915,860	100,344	69,008
Non-PEO NEO | Year-over-Year Change in Fair Value of Equity Awards Granted in Prior Years That are Outstanding and Unvested
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	208,374	(7,840)	(82,509)
Non-PEO NEO | Vesting Date Fair Value of Equity Awards Granted and Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	164,325	7,751	5,400
Non-PEO NEO | Change in Fair Value as of Vesting Date of Prior Year Equity Awards Vested in Covered Year
Pay vs Performance Disclosure
Adjustment to Compensation, Amount	$ 28,251	$ (6,327)	$ (11,077)